Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	76 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000215611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional Class
C000215610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor Class
Without Sales Load [Member] | C000215611
Average Annual Return [Line Items]
Average Annual Return, Percent		32.18%	9.65%	12.28%
Without Sales Load [Member] | C000215610
Average Annual Return [Line Items]
Average Annual Return, Percent		31.89%	9.38%	12.01%
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent		2.79%	0.82%	1.15%
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent		2.79%	0.82%	1.15%
ICE BofA US Treasury Bill Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent		4.04%	3.42%	2.81%
ICE BofA US Treasury Bill Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent		4.04%	3.42%	2.81%